Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2025
Entity File Number	001-42663
Entity Registrant Name	AEBI SCHMIDT HOLDING AG
Entity Central Index Key	0002048519
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Schulstrasse 4
Entity Address, City or Town	Frauenfeld
Entity Address, Country	CH
Entity Address, Postal Zip Code	8500
City Area Code	+41
Local Phone Number	44-308-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AEBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true